Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of exchange rate to foreign currencies
	December 31
	2017	2016

USD ($)	3.467	3.845
EURO (EUR)	4.153	4.044
Romanian New Lei (RON)	0.8912	0.8905
Indian Rupee (INR)	0.0544	0.0565

Schedule of effect of changes in foreign exchange rates
	December 31,
	2017	2016	2015

USD ($)	(10)	(1)	-
EURO (EUR)	3	(5)	(10)
Romanian New Lei (RON)	(3)	(5)	(11)
Indian Rupee (INR)	(4)	(4)	(5)

Schedule of annual depreciation rates
%

Hotel	5
Other buildings	2.0 - 2.5
Building operating systems	7.0 (average)
Others (*)	6.0 - 33.0

(*)	Consists mainly: office furniture, machinery and equipment, electronic equipment, computers and peripheral equipment.

Schedule of Impact on equity increase/(decrease)
	Adjustments	NIS000

Liabilities and shareholders’ equity
Bonds at amortized cost		(5,751)
Total liabilities		(5,751)
Net impact on equity		(5,751)
Retained earnings		(5,751)